FAIR VALUE MEASUREMENTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$254,202,898	$254,187,706

Liabilities:
Warrant Liability – Public Warrants	1	88,000,000	41,000,000
Warrant Liability – Private Warrants	3	53,900,000	22,680,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$254,187,706	$251,924,993
Liabilities
Warrant Liability – Public Warrants	1	41,000,000	5,000,000
Warrant Liability – Private Placement Warrants	3	22,680,000	8,260,000

Changes in Fair Value of Warrant Liabilities
The following tables summarize the changes in the fair value of the warrant liabilities:

	Three months ended March 31, 2021
	Public Warrants	Private Warrants	Warrant Liabilities
Fair value, beginning of period	$41,000,000	$22,680,000	$63,680,000
Change in valuation inputs or other assumptions	47,000,000	31,220,000	78,220,000
Fair value, end of period	88,000,000	53,900,000	141,900,000

	Three months ended March 31, 2020
	Public Warrants	Private Warrants	Warrant Liabilities
Fair value, beginning of period	$5,000,000	$8,260,000	$13,260,000
Change in valuation inputs or other assumptions	(125,000)	(70,000)	(195,000)
Fair value, end of period	4,875,000	8,190,000	13,065,000

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of June 7, 2019	$—	$—	$—
Initial measurement on August 12, 2019	7,280,000	10,625,000	17,905,000
Change in valuation inputs or other assumptions	980,000	(5,625,000)	(4,645,000)
Fair value as of December 31, 2019	8,260,000	5,000,000	13,260,000
Change in valuation inputs or other assumptions	14,420,000	36,000,000	50,420,000
Fair value as of December 31, 2020	$22,680,000	$41,000,000	$63,680,000